Financial instruments - Narrative (Details) $ in Thousands		3 Months Ended			6 Months Ended		12 Months Ended
	Dec. 06, 2019 USD ($)	Jul. 03, 2021 USD ($) Segment	Sep. 30, 2020 USD ($)	Jun. 27, 2020 USD ($)	Jul. 03, 2021 USD ($) Segment	Jun. 27, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Outstanding borrowings on line of credit		$ 0			$ 0		$ 0
Original issue discount		457			457		524
Line of credit facility maximum borrowing capacity		50,000			50,000
deferred financing costs		959			959		1,098
Bio Ventus LLC [Member]
Debt Instrument [Line Items]
Original issue discount							524
custom sec							188,378
deferred financing costs							1,098
Line of Credit Facility, Expiration Period	15 days
Additional margin percentage to reference Rates	0.50%
Amortization of debt Instrument capitalized deferred fees							$ 543	$ 711	$ 745
Fronting fee percentage on undrawn amount							0.125%
Bio Ventus LLC [Member] | Two Thousand Nineteen Credit Agreement [Member]
Debt Instrument [Line Items]
Debt instrument face amount	$ 250,000
Maturity date	Dec. 06, 2024
Debt, Weighted Average Interest Rate							2.72%
Threshold maximum aggregate additional borrowings							$ 100,000
Percentage of total outstanding Debt loaned by lenders							50.00%
Bio Ventus LLC [Member] | Two Thousand Nineteen Credit Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest coverage ratio							3.00
Bio Ventus LLC [Member] | Two Thousand Nineteen Credit Agreement [Member] | Eurodollar [Member]
Debt Instrument [Line Items]
Debt instrument, lending margin, interest rate	2.25%
Bio Ventus LLC [Member] | Two Thousand Nineteen Credit Agreement [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Debt instrument, lending margin, interest rate	1.25%
Bio Ventus LLC [Member] | Two Thousand Nineteen Credit Agreement [Member] | BR Interest Rate Basis [Member] | Eurodollar [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	1.00%
Bio Ventus LLC [Member] | Two Thousand Nineteen Credit Agreement [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Outstanding borrowings on line of credit							$ 0
Line of credit facility maximum borrowing capacity	$ 50,000
Line of Credit Facility, Expiration Period	5 years
Proceeds from Lines of Credit							49,000
Repayments of Lines of Credit			$ 49,000
Line of Credit Facility, Remaining Borrowing Capacity							$ 49,912
commitment fee							0.25%
Debt Instrument capitalized deferred fees							$ 653
Bio Ventus LLC [Member] | Two Thousand Nineteen Credit Agreement [Member] | Revolving Credit Facility [Member] | Letter of Credit [Member]
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity	$ 7,500
Bio Ventus LLC [Member] | Two Thousand Nineteen Credit Agreement [Member] | Revolving Credit Facility [Member] | Swing Line Credit Facility [Member]
Debt Instrument [Line Items]
Outstanding borrowings on line of credit							0
Line of Credit Facility, Description	outstanding for at least five days. Swingline loans are due the fifteenth or last day of a calendar month or Maturity whichever is earlier
Bio Ventus LLC [Member] | Two Thousand Nineteen Credit Agreement [Member] | Revolving Credit Facility [Member] | Swing Line Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Expiration Period	5 days
Bio Ventus LLC [Member] | Prior Credit Agreement [Member]
Debt Instrument [Line Items]
Payments of Financing Costs								2,117
Debt financing costs charged to selling general adminstrative expense on refinancing								269
Interest Costs Capitalized								1,848
Extinguishment of Debt, Amount								2,985
Interest Expense Debt								2,985
Gain (Loss) on Extinguishment of Debt								3,252
Bio Ventus LLC [Member] | Term Loan [Member] | Two Thousand Nineteen Credit Agreement [Member]
Debt Instrument [Line Items]
Long-term debt, fair value							189,534
Debt instrument face amount	$ 200,000
Original issue discount	$ 666						524
custom sec							188,378
deferred financing costs							$ 1,098
Debt instrument, lending margin, interest rate							2.25%
Debt Instrument, Interest Rate, Effective Percentage							2.40%
Debt Instrument Final Principal Payment At Maturity							$ 125,000
Debt Instrument capitalized deferred fees							1,398
Bio Ventus LLC [Member] | Term Loan [Member] | Two Thousand Nineteen Credit Agreement [Member] | BR Interest Rate Basis [Member]
Debt Instrument [Line Items]
Debt instrument floor rate percentage	0.00%
Fair Value, Inputs, Level 2
Debt Instrument [Line Items]
Long-term debt, fair value		$ 184,505			$ 184,505
Interest Rate Swap
Debt Instrument [Line Items]
Number of interest rate swap agreements | Segment		1			1
Interest (income) expense, net		$ 255		$ 933	$ 1,310	$ 2,001
Derivative, notional amount		$ 100,000			$ 100,000
Percentage of debt hedged by derivative		54.80%			54.80%
Derivative, locked in interest rate		0.64%			0.64%
Interest Rate Swap | Bio Ventus LLC [Member]
Debt Instrument [Line Items]
Interest (income) expense, net							1,599
Derivative, notional amount							$ 100,000
Percentage of debt hedged by derivative							52.60%
Derivative, locked in interest rate							0.64%
Derivative Stated Fixed Interest Rate							2.25%
Derivative Effective Interest Rate							2.89%
Interest rate swap								$ 0